Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2015	Jun. 09, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013	Sep. 19, 2013	Apr. 13, 2011	Aug. 11, 2006	Aug. 10, 2006
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.01
Common stock, shares authorized	1,250,000,000	1,250,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	474,649,087		279,475,332	116,339,293
Common stock, shares outstanding	474,649,087		279,475,332	116,339,293

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.